Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000098721 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000098721 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000098721 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000098721 | U.S. Treasury NotesFR_912828U24
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000098721 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000098721 | U.S. Treasury NotesFR_912828X88
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000098721 | U.S. Treasury NotesFR_9128283F5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000098721 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000098721 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000098721 | U.S. Treasury NotesFR_91282CCB5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098721 | Security TypeCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000098721 | Security TypeGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000098721 | Security TypeAgencies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000098721 | Others
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000098721 | Security Type Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000098722 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000098722 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000098722 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000098722 | U.S. Treasury NotesFR_912828U24
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000098722 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000098722 | U.S. Treasury NotesFR_912828X88
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000098722 | U.S. Treasury NotesFR_9128283F5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000098722 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000098722 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000098722 | U.S. Treasury NotesFR_91282CCB5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098722 | Security TypeCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000098722 | Security TypeGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000098722 | Security TypeAgencies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000098722 | Others
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000098722 | Security Type Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000154814 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000154814 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000154814 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000154814 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000154814 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154814 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154814 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000154814 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000154814 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000154814 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000154814 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000154814 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000154814 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000154814 | Country SummaryDerivatives
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000154814 | Country SummaryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000154814 | Security TypeCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000154814 | Security TypeGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000154814 | Others
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000154814 | Security Type Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000154814 | Security TypeInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028852 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000028852 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000028852 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000028852 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000028852 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028852 | Vanguard Mid-Cap ETFFR_922908629
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028852 | U.S. Treasury Inflation IndexFR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028852 | Vanguard Real Estate ETFFR_922908553
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028852 | Vanguard Small-Cap ETFFR_922908751
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028852 | S&P 500 IndexFR_ADI2J4T66
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028852 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000028852 | AssetPurchased Options - Calls
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028852 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028852 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028852 | AssetPurchased Options - Puts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028852 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028853 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000028853 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000028853 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000028853 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000028853 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028853 | Vanguard Mid-Cap ETFFR_922908629
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028853 | U.S. Treasury Inflation IndexFR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028853 | Vanguard Real Estate ETFFR_922908553
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028853 | Vanguard Small-Cap ETFFR_922908751
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028853 | S&P 500 IndexFR_ADI2J4T66
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028853 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000028853 | AssetPurchased Options - Calls
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028853 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028853 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028853 | AssetPurchased Options - Puts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028853 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028862 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028862 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028862 | Regeneron Pharmaceuticals, Inc.FR_75886F107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028862 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028862 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028862 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028862 | QUALCOMM, Inc.FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028862 | Philip Morris International, Inc.FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028862 | Cencora, Inc.FR_03073E105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028862 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028862 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000028862 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000028862 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000028862 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028862 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028862 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000028862 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028862 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028862 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028862 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028862 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028862 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028863 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028863 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028863 | Regeneron Pharmaceuticals, Inc.FR_75886F107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028863 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028863 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028863 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028863 | QUALCOMM, Inc.FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028863 | Philip Morris International, Inc.FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028863 | Cencora, Inc.FR_03073E105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028863 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028863 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000028863 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000028863 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000028863 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028863 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028863 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000028863 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028863 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028863 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028863 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028863 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028863 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028828 | Shell PLCFR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028828 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028828 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028828 | NatWest Group PLCFR_BM8PJY904
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028828 | Resona Holdings, Inc.FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028828 | Deutsche Telekom AGFR_584235907
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028828 | Tokyo Electron Ltd.FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028828 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028828 | Koninklijke Ahold Delhaize NVFR_BD0Q39902
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028828 | Taiwan Semiconductor Manufacturing Co., Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028828 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000028828 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000028828 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000028828 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028828 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028828 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028828 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028828 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028828 | Country SummaryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028828 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028828 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028828 | Country SummaryPortugal
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028828 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028828 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028828 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028828 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000028828 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000028828 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000028828 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028828 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028828 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000028828 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028828 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000028828 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028828 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000028828 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000028828 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028829 | Shell PLCFR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028829 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028829 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028829 | NatWest Group PLCFR_BM8PJY904
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028829 | Resona Holdings, Inc.FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028829 | Deutsche Telekom AGFR_584235907
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028829 | Tokyo Electron Ltd.FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028829 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028829 | Koninklijke Ahold Delhaize NVFR_BD0Q39902
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028829 | Taiwan Semiconductor Manufacturing Co., Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028829 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000028829 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000028829 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000028829 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028829 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028829 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028829 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028829 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028829 | Country SummaryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028829 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028829 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028829 | Country SummaryPortugal
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028829 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028829 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028829 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028829 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000028829 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000028829 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000028829 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028829 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028829 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000028829 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028829 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000028829 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028829 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000028829 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000028829 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028830 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028830 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000028830 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028830 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028830 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028830 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028830 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028830 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028830 | Vertex Pharmaceuticals, Inc.FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028830 | Intuitive Surgical, Inc.FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028830 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028830 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000028830 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028830 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000028830 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028830 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000028830 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000028830 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028830 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028830 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028831 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028831 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000028831 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028831 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028831 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028831 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028831 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028831 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028831 | Vertex Pharmaceuticals, Inc.FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028831 | Intuitive Surgical, Inc.FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028831 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028831 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000028831 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028831 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000028831 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028831 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000028831 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000028831 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028831 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028831 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028836 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028836 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028836 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028836 | Altair Engineering, Inc.FR_021369103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028836 | Boot Barn Holdings, Inc.FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028836 | PROCEPT BioRobotics Corp.FR_74276L105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028836 | Leonardo DRS, Inc.FR_52661A108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028836 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028836 | TechnipFMC PLCFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028836 | StepStone Group, Inc.FR_85914M107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028836 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000028836 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000028836 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000028836 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000028836 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028836 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028836 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000028836 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028836 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028836 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028836 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000028837 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028837 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028837 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028837 | Altair Engineering, Inc.FR_021369103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028837 | Boot Barn Holdings, Inc.FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028837 | PROCEPT BioRobotics Corp.FR_74276L105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028837 | Leonardo DRS, Inc.FR_52661A108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028837 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028837 | TechnipFMC PLCFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028837 | StepStone Group, Inc.FR_85914M107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028837 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000028837 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000028837 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000028837 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000028837 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028837 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028837 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000028837 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028837 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028837 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028837 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000028838 | MasTec, Inc.FR_576323109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028838 | Jones Lang LaSalle, Inc.FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028838 | First Citizens BancShares, Inc./NCFR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028838 | ArcBest Corp.FR_03937C105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028838 | ADT, Inc.FR_00090Q103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028838 | Nexstar Media Group, Inc.FR_65336K103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028838 | BorgWarner, Inc.FR_099724106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028838 | Cameco Corp.FR_13321L108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028838 | AutoNation, Inc.FR_05329W102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028838 | Fluor Corp.FR_343412102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028838 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000028838 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028838 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000028838 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000028838 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028838 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028838 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028838 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000028838 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028838 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000028838 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028838 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000028838 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028839 | MasTec, Inc.FR_576323109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028839 | Jones Lang LaSalle, Inc.FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028839 | First Citizens BancShares, Inc./NCFR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028839 | ArcBest Corp.FR_03937C105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028839 | ADT, Inc.FR_00090Q103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028839 | Nexstar Media Group, Inc.FR_65336K103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028839 | BorgWarner, Inc.FR_099724106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028839 | Cameco Corp.FR_13321L108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028839 | AutoNation, Inc.FR_05329W102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028839 | Fluor Corp.FR_343412102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028839 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000028839 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028839 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000028839 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000028839 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028839 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028839 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028839 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000028839 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028839 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000028839 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028839 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000028839 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028860 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028860 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028860 | Taiwan Semiconductor Manufacturing Co., Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028860 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028860 | Waste Management, Inc.FR_94106L109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028860 | NextEra Energy, Inc.FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028860 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028860 | Adobe, Inc.FR_00724F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028860 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028860 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028860 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000028860 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028860 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000028860 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028860 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028860 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028860 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028860 | Country SummaryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028860 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028860 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028860 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028860 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028860 | Country SummaryIndonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028860 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028860 | Country SummaryFinland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028860 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000028860 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000028860 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000028860 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000028860 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028860 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028860 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028860 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028860 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028860 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028861 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028861 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028861 | Taiwan Semiconductor Manufacturing Co., Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028861 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028861 | Waste Management, Inc.FR_94106L109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028861 | NextEra Energy, Inc.FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028861 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028861 | Adobe, Inc.FR_00724F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028861 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028861 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028861 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000028861 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028861 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000028861 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028861 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028861 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028861 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028861 | Country SummaryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028861 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028861 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028861 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028861 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028861 | Country SummaryIndonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028861 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028861 | Country SummaryFinland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028861 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000028861 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000028861 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000028861 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000028861 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028861 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028861 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028861 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028861 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028861 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%